UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 87.8%

	Shares	Value

AUSTRALIA — 4.8%
Newcrest Mining, Ltd.	3,018,497	$53,646,664

AUSTRIA — 0.5%
IMMOFINANZ AG *	204,990	5,419,974

BRAZIL — 2.2%
BrasilAgro - Brasileira de Propriedades Agricolas	690,000	3,042,114
Centrais Eletricas Brasileiras SA *	2,135,411	21,897,448

		24,939,562

CANADA — 28.7%
Bear Creek Mining Corp. * (A)	1,363,480	1,556,543
Cameco Corp.	4,043,386	49,005,838
Centerra Gold, Inc. * (A)	5,649,048	28,633,251
Crescent Point Energy Corp.	2,441,187	7,282,966
Denison Mines Corp. * (A)	10,407,862	5,227,892
Dundee Corp., Cl A * (A)	2,419,423	2,228,016
Fission Uranium Corp. * (A)	11,492,500	4,898,056
Gabriel Resources, Ltd. *(B)	5,631,603	1,714,404
International Tower Hill Mines, Ltd. *	3,761,135	2,317,235
Ivanhoe Mines, Ltd., Cl A *	3,641,161	7,870,084
Lundin Gold, Inc. *(B)	3,740,011	15,142,782
MEG Energy Corp. * (A)	6,598,088	27,267,109
New Gold Inc. * (A)	17,251,368	20,011,587
NexGen Energy, Ltd. * (A)	9,576,821	16,617,947
Northern Dynasty Minerals, Ltd. (CAD) *	4,770,289	3,703,105
Northern Dynasty Minerals, Ltd. (USD) *(B)	2,736,866	2,134,756
Novagold Resources, Inc. *	1,097,153	4,267,925
Seabridge Gold, Inc. * (A)	1,222,344	16,986,949
Sprott, Inc. (A)	9,739,586	18,901,742
Tahoe Resources, Inc. *	2,532,384	9,597,985
Turquoise Hill Resources, Ltd. *	16,049,202	26,802,168
Uranium Participation Corp. * (A)	7,102,833	25,839,295

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

CANADA — continued
Wheaton Precious Metals Corp.	1,166,129	$24,581,999

		322,589,634

CHINA — 4.0%
China Mobile Ltd.	820,500	8,605,309
China Telecom Corp. Ltd., Cl H	15,182,000	8,203,192
Guangshen Railway Co., Ltd., Cl H (A)	32,581,003	13,493,849
NVC Lighting Holding, Ltd.	38,064,203	2,425,352
PAX Global Technology, Ltd. (A)	28,388,000	12,408,434

		45,136,136

FRANCE — 3.0%
Electricite de France SA	2,020,986	33,379,683

GREECE — 1.5%
Diana Shipping, Inc. * (A)	2,667,978	7,843,856
Tsakos Energy Navigation, Ltd. (A)	2,850,515	9,178,658

		17,022,514

HONG KONG — 0.1%
Guoco Group, Ltd.	2,000	25,665
Luks Group Vietnam Holdings Co., Ltd. (B)	6,675,000	1,616,192

		1,641,857

JAPAN — 7.3%
Japan Steel Works, Ltd.	290,263	5,345,582
Kamigumi Co., Ltd.	441,750	9,765,747
Kurita Water Industries, Ltd.	68,600	1,738,224
Mitsubishi Corp.	756,700	22,098,349
Mitsui & Co., Ltd.	1,922,800	31,289,080
Organo Corp. (A)(B)	389,000	9,117,439
West Japan Railway Co.	36,300	2,645,726

		82,000,147

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

KAZAKHSTAN — 0.8%
NAC Kazatomprom JSC GDR *	618,598	$8,815,022

LEBANON — 0.1%
Solidere ADR *	174,732	1,156,726

NORWAY — 0.1%
Stolt-Nielsen, Ltd.	139,918	1,688,847

RUSSIA — 14.9%
Etalon Group, Ltd. GDR (A)	7,651,051	15,684,655
Federal Grid Co. Unified Energy System PJSC	11,459,917,041	29,085,269
Gazprom PAO *	3,722,396	9,256,132
Gazprom PJSC ADR	6,291,486	30,727,618
Lenta, Ltd. GDR *	3,262,301	10,798,216
Moscow Exchange MICEX-RTS PJSC *	5,347,523	7,580,424
Polyus PJSC GDR	230,313	9,604,052
Protek PJSC *(B)	2,742,777	3,619,124
RusHydro PJSC	2,066,252,726	16,189,090
RusHydro PJSC ADR	16,293,459	11,959,399
Sberbank of Russia PJSC	6,894,250	22,942,651

		167,446,630

SINGAPORE — 2.6%
Golden Agri-Resources, Ltd.	155,785,600	29,509,232

SOUTH AFRICA — 2.8%
Gold Fields, Ltd.	1,937,384	7,852,512
Impala Platinum Holdings, Ltd. *	8,294,991	24,171,249

		32,023,761

SOUTH KOREA — 5.5%
Hankook Tire Worldwide Co., Ltd. *	170,763	2,470,933
Hyundai Motor Co.	165,215	19,229,176
KT Corp. ADR	1,870,726	25,853,433

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued

		Shares	Value

SOUTH KOREA — continued
KT Corp.		552,483	$14,201,244

			61,754,786

SRI LANKA — 0.4%
Hemas Holdings (B)		8,689,433	4,140,261

TURKEY — 1.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT		17,214,121	5,264,206
Turkiye Halk Bankasi AS		4,515,617	6,642,349

			11,906,555

UKRAINE — 2.5%
Astarta Holding NV * (A)(B)		633,509	4,135,576
Kernel Holding SA		428,215	5,866,905
MHP SA (LSE Shares) GDR (B)		1,560,702	17,245,757
MHP SA (USD Shares) GDR (B)		44,627	493,128

			27,741,366

UNITED KINGDOM — 0.6%
Yellow Cake * (A)		2,309,388	7,269,561

UNITED STATES — 4.3%
Cloud Peak Energy, Inc. * (A)		2,655,654	990,824
General Electric Co.		1,345,478	13,670,057
Range Resources Corp.		3,039,552	33,526,259

			48,187,140

TOTAL COMMON STOCK (Cost $1,010,076,292)			987,416,058

CONVERTIBLE BONDS — 1.4%

		Face Amount

CANADA — 1.4%
Gabriel Resources, Ltd. 0.025%, 06/30/21 (B)(C)(D)(E)	CAD	15,950,000	15,702,717

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2019
(Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value

INDIA — 0.0%
REI Agro, Ltd. 5.500%, 11/13/14 (B)(C)(D)(E)(F)	$723,000	$—

TOTAL CONVERTIBLE BONDS (Cost $14,817,321)		15,702,717

PREFERRED STOCK — 1.2%

	Shares

GERMANY — 0.5%
Draegerwerk AG & Co. KGaA 0.900%	90,227	5,004,636

SOUTH KOREA — 0.7%
Hyundai Motor Co. 4.170%	107,203	8,102,973

TOTAL PREFERRED STOCK (Cost $11,353,824)		13,107,609

CORPORATE OBLIGATIONS — 0.4%

	Face Amount

UNITED STATES — 0.4%
Diebold Nixdorf, Inc. 8.500%, 04/15/24	$7,685,000	4,899,187

TOTAL CORPORATE OBLIGATIONS (Cost $4,846,875)		4,899,187

WARRANT — 0.2%

	Shares

CANADA — 0.2%
Gabriel Resources, Ltd., Expires 06/30/21*(B)(C)(D)	11,428,804	1,130,746
Northern Dynasty Minerals, Ltd., Expires *	1,388,479	1,083,014
TOTAL WARRANTS (Cost $860,857)		2,213,760

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2019
(Unaudited)

RIGHTS — 0.0%

	Number of Rights	Value

CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/21*(B)(C)(D)	15,950	$—

TOTAL RIGHTS (Cost $–)		—

	Shares

SHORT TERM INVESTMENT — 2.5%
Dreyfus Treasury Securities Cash Management Fund, Cl Participant Shares, 1.850%(G) (Cost $27,860,241)	27,860,241	27,860,241

PURCHASED OPTION — 0.4%

UNITED STATES — 0.4% *(H)

TOTAL PURCHASED OPTION (Cost $10,712,893)		4,244,640

TOTAL INVESTMENTS — 93.9% (Cost $1,080,528,303)		1,055,444,212

Other Assets and Liabilities, Net — 6.1%		68,477,486

NET ASSETS — 100.0%		$1,123,921,698

*	Non-income producing security.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2019 was $58,947,126 and represented 5.2% of Net Assets.
(C)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of January 31, 2019 was $16,833,463 and represented 1.5% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2019 was $15,702,717 and represents 1.4% of Net Assets.

(F)	Security in default on interest payments.
(G)	The rate reported is the 7-day effective yield as of January 31, 2019.
(H)	Refer to table below for details on Options Contracts.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2019
(Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTION — 0.4%

Put Options
March 19 Puts on SPX *	1,776	$4,802,482	$2,610.00	03/15/19	$4,244,640

TOTAL PURCHASED OPTION (Cost $10,712,893)		$4,802,482			$4,244,640

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

SPX — Standard & Poor’s 500 Index

USD — U.S. Dollar

The list of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$53,646,664	$—	$—	$53,646,664
Austria	5,419,974	—	—	5,419,974
Brazil	24,939,562	—	—	24,939,562
Canada	322,589,634	—	—	322,589,634
China	45,136,136	—	—	45,136,136
France	33,379,683	—	—	33,379,683
Greece	17,022,514	—	—	17,022,514
Hong Kong	1,641,857	—	—	1,641,857
Japan	82,000,147	—	—	82,000,147
Kazakhstan	8,815,022	—	—	8,815,022
Lebanon	1,156,726	—	—	1,156,726
Norway	1,688,847	—	—	1,688,847
Russia	167,446,630	—	—	167,446,630
Singapore	29,509,232	—	—	29,509,232
South Africa	32,023,761	—	—	32,023,761
South Korea	61,754,786	—	—	61,754,786
Sri Lanka	4,140,261	—	—	4,140,261

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2019
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Turkey	$11,906,555	$—	$—	$11,906,555
Ukraine	27,741,366	—	—	27,741,366
United Kingdom	7,269,561	—	—	7,269,561
United States	48,187,140	—	—	48,187,140

Total Common Stock	987,416,058	—	—	987,416,058
Convertible Bonds	—	—	15,702,717	15,702,717
Preferred Stock
Germany	5,004,636	—	—	5,004,636
South Korea	8,102,973	—	—	8,102,973

Total Preferred Stock	13,107,609	—	—	13,107,609
Corporate Obligation	—	4,899,187	—	4,899,187
Warrants	—	1,083,014	1,130,746	2,213,760
Rights	—	—	—	—
Short Term Investment	—	27,860,241	—	27,860,241
Purchased Option	4,244,640	—	—	4,244,640

Total Investments in Securities	$1,004,768,307	$33,842,442	$16,833,463	$1,055,444,212

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bonds	Warrants	Rights‡	Total
Beginning Balance as of November 1, 2018	$13,449,941	$868,153	$—	$14,318,094
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/ (depreciation)	2,252,776	262,593	—	2,515,369
Purchases	—	—	—	—
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—

Ending balance as of January 31, 2019	$15,702,717	$1,130,746	$—	$16,833,463

Change in unrealized gains/ (losses) included in earnings related to securities still held at reporting date	$2,252,776	$262,593	$—	$2,515,369

Amounts designated as “—” are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2019
(Unaudited)

‡	Rights are currently considered worthless and Level 3.

There were no transfers between Level 1, Level 2 and Level 3 assets for the period ended January 31, 2019.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of January 31, 2019. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at January 31, 2019	Valuation Technique	Unobservable Inputs	Inputs

			Credit Spread	10%

			Volatility	60%

Convertible Bonds	$15,702,717	Model	Liquidity Risk	10%

Warrants	1,130,746	Model	Volatility	60%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended January 31, 2019, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2018 through January 31, 2019. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value 10/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2019	Dividend Income
Astarta Holding NV
$ 4,350,565	$478,288	$—	$—	$(693,277)	$4,135,576	$—
Bear Creek Mining Corp.
1,325,728	—	—	—	230,815	1,556,543	—
Centerra Gold, Inc.
21,930,989	134,775	—	—	6,567,487	28,633,251	—
Cloud Peak Energy, Inc.
4,541,168	—	—	—	(3,550,344)	990,824	—
Denison Mines Corp.
6,561,985	—	—	—	(1,334,093)	5,227,892	—
Diana Shipping, Inc.
11,198,924	—	(976,939)	(233,538)	(2,144,591)	7,843,856	—
Dundee Corp., Cl A
2,720,002	—	—	—	(491,986)	2,228,016	—
Etalon Group, Ltd. GDR
14,190,707	2,812,665	—	—	(1,318,717)	15,684,655	—
Fission Uranium Corp.
5,061,962	686,734	—	—	(850,640)	4,898,056	—
Guangshen Railway Co., Ltd.
11,705,504	477,198	—	—	1,311,147	13,493,849	—

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2019
(Unaudited)

Value 10/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2019	Dividend Income
MEG Energy Corp.
$ 28,544,558	$12,437,527	$—	$—	$(13,714,976)	$27,267,109	$—
New Gold Inc.
13,628,581	—	—	—	6,383,006	20,011,587	—
NexGen Energy, Ltd.
19,641,777	—	—	—	(3,023,830)	16,617,947	—
Northern Dynasty Minerals, Ltd. (CAD)
2,825,639	—	(928,670)	472,137	1,333,999	3,703,105	—
Northern Dynasty Minerals, Ltd. (USD)
1,337,780	—	—	—	796,976	2,134,756	—
Organo Corp.
10,825,187	—	—	—	(1,707,748)	9,117,439	—
PAX Global Technology, Ltd.
14,540,804	—	(558,922)	(360,525)	(1,212,923)	12,408,434	—
Seabridge Gold
19,415,086	—	(4,200,747)	669,209	1,103,401	16,986,949	—
Sprott, Inc.
22,269,098	—	—	—	(3,367,356)	18,901,742	222,078
Tsakos Energy Navigation, Ltd.
9,406,700	—	—	—	(228,042)	9,178,658	142,526
Uranium Participation Corp.
24,495,318	—	—	—	1,343,977	25,839,295	—
Yellow Cake
7,025,428	—	—	—	244,133	7,269,561	—

Totals: $257,543,490	$17,027,187	$(6,665,278)	$(547,283)	$(14,323,582)	$254,129,100	$364,604

KGI-QH-001-2000

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 69.7%

	Shares	Value

AUSTRALIA — 4.7%
Newcrest Mining, Ltd.	402,642	$7,156,012

BRAZIL — 1.0%
Centrais Eletricas Brasileiras SA *	144,560	1,482,382

CANADA — 21.5%
Cameco Corp.	581,594	7,048,918
Crescent Point Energy Corp.	554,040	1,652,907
Goldcorp, Inc.	249,029	2,786,635
Ivanhoe Mines, Cl A *	816,840	1,765,536
MEG Energy Corp. * (A)	697,923	2,884,221
New Gold Inc. * (A)	938,429	1,088,578
Novagold Resources, Inc. *	653,974	2,543,959
Turquoise Hill Resources, Ltd. *	3,244,956	5,419,076
Wheaton Precious Metals Corp.	344,642	7,265,052

		32,454,882

CHINA — 5.2%
China Mobile Ltd.	198,500	2,081,845
China Shenhua Energy Co., Ltd., Cl H	286,000	721,638
China Telecom Corp. Ltd., Cl H	3,400,000	1,837,100
Guangshen Railway Co., Ltd., Cl H (A)	5,206,000	2,156,133
PAX Global Technology, Ltd. (A)	2,168,000	947,636

		7,744,352

FRANCE — 0.5%
Electricite de France SA	49,573	818,774

HONG KONG — 1.1%
K Wah International Holdings, Ltd.	1,762,000	967,768
SJM Holdings, Ltd.	722,000	756,305

		1,724,073

1

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — 2.0%
Inpex Corp.	65,500	$628,692
Kamigumi Co., Ltd.	50,200	1,109,769
Mitsubishi Corp.	24,600	718,408
Mitsui & Co., Ltd.	38,500	626,498

		3,083,367

KAZAKHSTAN — 1.6%
NAC Kazatomprom JSC GDR *	169,857	2,420,462

RUSSIA — 18.7%
Federal Grid Co. Unified Energy System PJSC	269,908,542	685,028
Gazprom PAO *	2,589,696	6,439,553
Lenta, Ltd. GDR *	1,075,899	3,561,226
LSR Group PJSC	74,754	748,924
Lukoil PJSC	18,949	1,525,816
Magnit PJSC	23,957	1,520,207
Moscow Exchange MICEX-RTS PJSC *	2,136,807	3,029,048
Polyus PJSC GDR	95,133	3,967,046
RusHydro PJSC	291,194,434	2,281,508
Sberbank of Russia PJSC	1,346,234	4,479,991

		28,238,347

SINGAPORE — 2.3%
Golden Agri-Resources, Ltd.	18,786,600	3,558,597

SOUTH AFRICA — 1.9%
Gold Fields, Ltd.	374,202	1,516,698
Impala Platinum Holdings, Ltd. *	450,203	1,311,872

		2,828,570

SOUTH KOREA — 3.1%
Hyundai Motor Co.	9,706	1,129,670
Hyundai Motor Co. GDR	222	7,592
KT Corp. ADR	259,406	3,584,991
KT Corp.	193	4,961

		4,727,214

2

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

TURKEY — 1.2%
Turkiye Halk Bankasi AS	1,284,280	$1,889,141

UKRAINE — 2.1%
MHP SA GDR (B)	282,254	3,118,907

UNITED KINGDOM — 0.3%
LSR Group PJSC GDR	254,368	499,579

UNITED STATES — 2.5%
General Electric Co.	114,449	1,162,802
Royal Gold, Inc.	29,723	2,596,898

		3,759,700

TOTAL COMMON STOCK (Cost $100,929,605)		105,504,359

PREFERRED STOCK — 0.8%

SOUTH KOREA — 0.8%
Hyundai Motor Co. 4.170%	16,961	1,282,003

TOTAL PREFERRED STOCK (Cost $1,273,615)		1,282,003

U.S. TREASURY OBLIGATIONS — 23.7%

	Face Amount

United States Treasury Bills (C)
2.334%, 02/14/19	$9,000,000	8,992,492
2.324%, 02/28/19	9,000,000	8,984,048
2.314%, 02/07/19	9,000,000	8,996,595
2.294%, 02/21/19	9,000,000	8,988,287

TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,961,853)		35,961,422

3

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2019
(Unaudited)

SHORT TERM INVESTMENT — 0.4%

	Shares	Value
Dreyfus Treasury Securities Cash Management Fund, CL Participant Shares, 1.850%(D) (Cost $677,476)	677,476	$677,476

PURCHASED OPTION — 0.1%

UNITED STATES — 0.1% *(E)

TOTAL PURCHASED OPTION (Cost $1,302,113)		129,602

TOTAL INVESTMENTS — 94.7% (Cost $140,144,662)		143,554,862

Other Assets and Liabilities, Net — 5.3%		8,023,015

NET ASSETS — 100.0%		$151,577,877

*	Non-income producing security.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2019 was $3,118,907 and represented 2.1% of Net Assets.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	The rate reported is the 7-day effective yield as of January 31, 2019.
(E)	Refer to table below for details on Options Contracts.

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTION — 0.1%

Put Options
iShares MSCI Emerging Markets ETF *	5,891	$2,945,500	$39.00	03/29/19	$129,602

TOTAL PURCHASED OPTION (Cost $1,302,113)		$2,945,500			$129,602

ADR — American Depositary Receipt

Cl — Class

4

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2019
(Unaudited)

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PJSC — Public Joint Stock Company

The list of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$7,156,012	$—	$—	$7,156,012
Brazil	1,482,382	—	—	1,482,382
Canada	32,454,882	—	—	32,454,882
China	7,744,352	—	—	7,744,352
France	818,774	—	—	818,774
Hong Kong	1,724,073	—	—	1,724,073
Japan	3,083,367	—	—	3,083,367
Kazakhstan	2,420,462	—	—	2,420,462
Russia	28,238,347	—	—	28,238,347
Singapore	3,558,597	—	—	3,558,597
South Africa	2,828,570	—	—	2,828,570
South Korea	4,727,214	—	—	4,727,214
Turkey	1,889,141	—	—	1,889,141
Ukraine	3,118,907	—	—	3,118,907
United Kingdom	499,579	—	—	499,579
United States	3,759,700	—	—	3,759,700

Total Common Stock	105,504,359	—	—	105,504,359
Preferred Stock
South Korea	1,282,003	—	—	1,282,003

Total Preferred Stock	1,282,003	—	—	1,282,003
U.S. Treasury Obligations	—	35,961,422	—	35,961,422
Short Term Investment	677,476	—	—	677,476
Purchased Option	129,602	—	—	129,602

Total Investments in Securities	$107,593,440	$35,961,422	$—	$143,554,862

Amounts designated as “—” are either $0 or have been rounded to $0.

There were no transfers between Level 1, Level 2 and Level 3 assets for the period ended January 31, 2019.

For the period ended January 31, 2019, there were no significant changes to the Fund’s fair valuation methodology.

5

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2019
(Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2018 through January 31, 2019. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value 10/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2019	Dividend Income
Guangshen Railway Co., Ltd.
$ 1,728,420	$219,186	$ —	$—	$208,527	$2,156,133	$—
New Gold Inc.
741,359	—	—	—	347,219	1,088,578	—
Meg Energy Corp.
3,073,629	1,803,488	(370,315)	136,332	(1,758,913)	2,884,221	—
PAX Global Technology, Ltd.
985,433	64,350	—	—	(102,147)	947,636	—

Totals: $ 6,528,841	$2,087,024	$(370,315)	$136,332	$(1,305,314)	$7,076,568	$—

KGI-QH-002-0800

6

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 27, 2019